Credit Risk - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios, narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) economic_scenario	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	100.00%
Average EAD period	12 months
Treasury Assets ECL	£ 4
Number of economic scenarios to calculate ECL | economic_scenario	5
Total impairment allowance	£ 692,346	£ 686,728
Coverage ratio	0.010	0.014
Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	£ 18,000
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.030	0.042
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios to calculate ECL | economic_scenario	5
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.50%
Scenario probability weighting	26.40%	24.70%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	12.60%	15.40%
Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 348,549	£ 342,632
Coverage ratio	0.018	0.024
Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 40,078	£ 47,442
Coverage ratio	0.053	0.070
Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 166,345	£ 159,647
Coverage ratio	0.003	0.003
Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 20,411	£ 19,228
Coverage ratio	0.003	0.004
Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Home loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	0.30%
Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.002
Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.003
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 39,008	£ 40,813
Coverage ratio	0.102	0.123
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 4,384	£ 7,551
Coverage ratio	0.287	0.268
Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.15	0.165
Credit cards, unsecured loans and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.00%
Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.143	0.162
Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.199	0.184
Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 143,196	£ 142,172
Coverage ratio	0.011	0.015
Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 15,283	£ 20,663
Coverage ratio	0.025	0.033
Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.023	0.043
Wholesale loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	8.80%
Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.021	0.041
Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.032	0.058
UK | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.80%
UK | Downside 2 | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	11.80%
USA | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	12.00%
Impairment allowance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ (7,230)	£ (9,399)
Impairment allowance | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,669)	(4,322)
Impairment allowance | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,769)	(6,770)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(6,517)	(8,335)
Increase (decrease) in financial assets	(699)
Impairment allowance | Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,233)	(3,564)
Impairment allowance | Total loans and advances at amortised cost | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,769)	(6,770)
Impairment allowance | Total loans and advances at amortised cost | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,522)	(6,453)
Impairment allowance | Total loans and advances at amortised cost | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(7,088)	(9,933)
Impairment allowance | Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(473)	(538)
Increase (decrease) in financial assets	(53)
Impairment allowance | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(69)	(84)
Impairment allowance | Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(348)	(350)
Impairment allowance | Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(20)	(37)
Impairment allowance | Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(347)	(329)
Impairment allowance | Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(18)	(33)
Impairment allowance | Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(399)	(491)
Impairment allowance | Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(39)	(63)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,453)	(5,700)
Increase (decrease) in financial assets	(339)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,767)	(2,769)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,333)	(4,602)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,076)	(2,207)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(3,175)	(4,511)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(976)	(2,138)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(4,923)	(6,057)
Impairment allowance | Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(2,517)	(3,564)
Impairment allowance | Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,591)	(2,097)
Increase (decrease) in financial assets	(307)
Impairment allowance | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(397)	(711)
Impairment allowance | Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,088)	(1,818)
Impairment allowance | Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(773)	(1,410)
Impairment allowance | Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,000)	(1,613)
Impairment allowance | Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(709)	(1,223)
Impairment allowance | Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,766)	(3,385)
Impairment allowance | Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	(1,342)	(2,911)
Gross exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	699,576	696,127
Gross exposure | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	88,007	103,897
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	355,066	350,967
Gross exposure | Total loans and advances at amortised cost | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	42,311	51,006
Gross exposure | Home loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	166,818	160,185
Gross exposure | Home loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	20,480	19,312
Gross exposure | Home loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	24,345	19,180
Gross exposure | Home loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	24,785	18,188
Gross exposure | Home loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	28,526	22,233
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	43,461	46,513
Gross exposure | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	6,151	10,320
Gross exposure | Credit cards, unsecured loans and other retail lending | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	7,175	13,399
Increase (decrease) in financial assets	5,500
Gross exposure | Credit cards, unsecured loans and other retail lending | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	6,819	13,176
Gross exposure | Credit cards, unsecured loans and other retail lending | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	12,625	19,322
Gross exposure | Wholesale loans | Financial assets at amortised cost, class
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	144,787	144,269
Gross exposure | Wholesale loans | Financial assets at amortised cost, class | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	15,680	21,374
Gross exposure | Wholesale loans | Credit risk | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	33,666	32,677
Gross exposure | Wholesale loans | Baseline | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	33,276	29,635
Gross exposure | Wholesale loans | Downside 2 | Financial assets at amortised cost, class | Modelled ECL | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total impairment allowance	£ 41,676	£ 50,361